Segment Information	6 Months Ended
Jun. 30, 2021
Segment Information
Segment Information

3) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2021 and 2020, the Partnership’s fleet consisted of seventeen vessels and sixteen vessels, respectively, and operated under time charters and bareboat charters. Under the time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the applicable Vessel will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2021 and 2020. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2021		2020		2021		2020
Eni Trading and Shipping S.p.A.	$10,915	16%	$10,953	16%	$21,748	16%	$22,088	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	17%	11,249	16%	22,378	17%	22,498	16%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,282	14%	9,285	13%	18,075	14%	15,178	11%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	16,168	24%	20,512	29%	32,156	24%	41,236	30%
Galp Sinopec Brasil Services B.V.	8,881	13%	8,881	13%	17,665	13%	17,763	13%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.